UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23318

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.
 (Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300
Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Jeremy Goff
11550 Ash Street, Suite 300
Leawood, KS
 (Name and address of agent for service)

(913)981-1020
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

Schedule of Investments June 30, 2018 (unaudited)

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

	Principal Amount	Fair Value
Municipal Bonds - 90.3%(1)
Development - 0.6%(1)
Fairfax County Industrial Development Authority
4.000%, 05/15/2022	$280,000	$301,381

Higher Education - 7.5%(1)
Maryland Health & Higher Educational Facilities Authority
1.480%, 07/01/2036(2)	320,000	320,000
Massachusetts Development Finance Agency
5.000%, 10/15/2040	340,000	364,936
North Carolina Educational Facilities Finance Agency
1.450%, 12/01/2021(2)	400,000	400,000
Private Colleges & Universities Authority
1.440%, 09/01/2036(2)	1,500,000	1,500,000
Private Colleges & Universities Authority
1.480%, 09/01/2035(2)	200,000	200,000
Private Colleges & Universities Authority
1.480%, 09/01/2036(2)	200,000	200,000
Rhode Island Health & Educational Building Corp
1.500%, 05/01/2035(2)	290,000	290,000
The Ohio State University
1.420%, 12/01/2031(2)	100,000	100,000
The University of Texas System
1.460%, 08/01/2034(2)	100,000	100,000
		3,474,936
Medical - 61.5%(1)
Abag Finance Authority for Nonprofit Corps
1.300%, 08/01/2035(2)	160,000	160,000
Abag Finance Authority for Nonprofit Corps
1.300%, 08/01/2035(2)	235,000	235,000
Albermarle County Economic Development Authority
1.550%, 10/01/2048(2)	500,000	500,000
Arizona Health Facilities Authority
1.590%, 01/01/2029(2)	1,700,000	1,700,000
California Health Facilities Financing Authority
1.380%, 06/01/2041(2)	1,400,000	1,400,000
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
1.510%, 11/15/2034(2)	1,500,000	1,500,000
Colorado Health Facilities Authority
1.550%, 12/01/2045(2)	200,000	200,000
County of Franklin OH
1.530%, 11/15/2033(2)	1,400,000	1,400,000
DeKalb Private Hospital Authority
1.500%, 07/01/2042(2)	1,500,000	1,500,000
Fairfax County Industrial Development Authority
1.540%, 05/15/2042(2)	1,500,000	1,500,000
Harris County Cultural Education Facilities Finance Corp
1.580%, 12/01/2024(2)	400,000	400,000
Health & Educational Facilities Authority of the State of Missouri
1.510%, 11/15/2039(2)	1,785,000	1,785,000
Health & Educational Facilities Authority of the State of Missouri
1.470%, 05/15/2038(2)	200,000	200,000

Illinois Finance Authority
1.550%, 08/15/2038(2)	1,500,000	1,500,000
Illinois Health Facilities Authority
1.550%, 08/15/2035(2)	1,250,000	1,250,000
Indiana Finance Authority
1.490%, 11/01/2039(2)	1,400,000	1,400,000
Indiana Finance Authority
1.480%, 03/01/2036(2)	200,000	200,000
Kent Hospital Finance Authority
1.490%, 01/15/2047(2)	715,000	715,000
Loudoun County Economic Development Authority
1.470%, 02/15/2038(2)	565,000	565,000
Maryland Economic Development Corp
1.470%, 02/15/2043(2)	500,000	500,000
Michigan State Hospital Finance Authority
1.500%, 11/01/2018(2)	1,750,000	1,750,000
Mississippi Hospital Equipment & Facilities Authority
1.500%, 05/15/2033(2)	300,000	300,000
New Mexico Hospital Equipment Loan Council
1.550%, 08/01/2034(2)	500,000	500,000
Norfolk Economic Development Authority
1.480%, 11/01/2034(2)	200,000	200,000
Norfolk Economic Development Authority
1.490%, 11/01/2034(2)	1,400,000	1,400,000
North Carolina Medical Care Commission
1.440%, 10/01/2035(2)	200,000	200,000
North Carolina Medical Care Commission
1.440%, 10/01/2035(2)	100,000	100,000
Oklahoma Development Finance Authority
5.000%, 08/15/2022	625,000	696,369
Tarrant County Cultural Education Facilities Finance Corp
1.540%, 11/15/2033(2)	1,445,000	1,445,000
Tarrant County Cultural Education Facilities Finance Corp
1.510%, 11/15/2051(2)	200,000	200,000
University of Colorado Hospital Authority
1.550%, 11/15/2024(2)	1,500,000	1,500,000
University of North Carolina at Chapel Hill
1.510%, 02/01/2029(2)	300,000	300,000
Washington Health Care Facilities Authority
1.520%, 10/01/2042(2)	100,000	100,000
Washington Health Care Facilities Authority
1.520%, 10/01/2042(2)	200,000	200,000
West Shore Area Authority
5.625%, 01/01/2032	1,000,000	1,116,020
		28,617,389

Nursing Homes - 20.7%(1)
Alleghany House
12.500%, 12/31/2028	1,155,000	1,154,988
Gardens Montgomery
0.000%, 01/01/2029(3)	1,370,000	1,404,250
Lake Lure Assisted Living
12.500%, 12/31/2028	2,160,000	2,159,978
Reidsville House
12.500%, 12/31/2028	1,775,000	1,774,982
Senter's Memory Care
8.500%, 12/31/2028	3,850,000	3,156,230
		9,650,428
Total Municipal Bonds
(Cost $43,460,809)		42,044,134

Total Investments - 90.3% (1)
(Cost $42,050,792)		42,044,134
Assets in Excess of Other Liabilities, Net - 9.7%(1)		4,501,194
Total Net Assets - 100.0%(1)		$46,545,328

(1)	Calculated as a percentage of net assets.
(2)	Variable rate security - The rate shown is the rate in effect as of June 30, 2018.
(3)	Capital appreciation bond - The rate shown is the rate in effect through September 30, 2019.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Development	$-	$301,381	$-	$301,381
Higher Education	-	3,474,936	-	3,474,936
Medical	-	28,617,389	-	28,617,389
Nursing Homes	-	9,650,428	-	9,650,428
Total Investments	$-	$42,044,134	$-	$42,044,134

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer, Principal Financial Officer and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A certification for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  August 28, 2018

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

By:	/s/ P. Bradley Adams
P. Bradley Adams Chief Executive Officer, Principal Financial Officer and Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 28, 2018

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

By:	/s/ P. Bradley Adams
P. Bradley Adams Chief Executive Officer, Principal Financial Officer and Treasurer